Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Cash Flows from Operating Activities:
Net income	$ 60,121	$ 66,291	$ 291,209	$ 209,891	$ 104,309
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	27,386	25,111	103,878	102,044	109,474
Asset impairments			4,100	2,616	6,531
Gain on disposal of assets			(6,058)	(8,626)	(197)
Unrealized foreign exchange (gains) losses	5,373	8,348	(5,853)	(371)	5,392
Realized (gain) loss on settlement of forward foreign exchange contracts not designated for hedge accounting	(9,076)	(12,967)	(17,175)	(14,720)	6,184
Employee benefit plans' amortization from accumulated other comprehensive loss and settlement loss	3,682	3,734	14,991	16,983	45,787
Noncash loss on extinguishment of debt, net of write-off of unamortized debt issuance costs			0	3,448	5,103
Noncash restructuring charges			0	658	3,347
Amortization of premium, discount and debt issuance costs			2,576	2,150	2,331
Stock-based compensation	2,350	(1,053)	9,333	15,137	12,441
Allowance for doubtful accounts			2,195	1,875	662
Deferred income taxes			66,078	58,386	(28,177)
Other, net	1,554	1,565	0	2,902	78
Change in operating assets and liabilities:
Trade receivables	69,935	104,777	6,150	4,060	(51,367)
Inventories	(53,432)	(134,923)	(121,379)	28,566	(6,184)
Other current assets	(1,961)	(2,758)	(22,944)	(3,061)	5,377
Other non-current assets	(2,928)	(1,425)	(9,103)	(21,375)	1,509
Accounts payable and other accrued liabilities	4,611	49,462	43,040	(80,224)	(28,871)
Restructuring liabilities	(2,652)	(5,614)	(17,290)	(36,711)	66,574
Income tax liabilities	17,732	23,654	7,653	(9,680)	19,224
Accrued salaries, wages and employee benefits and long-term employee related benefits	(72,555)	(78,302)	(49,880)	(44,714)	(42,878)
Other long-term liabilities	(1,091)	178	5,029	(10,902)	(3,740)
Net cash provided by operating activities	49,049	46,078	306,550	218,332	232,909
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(25,073)	(30,725)	(102,950)	(102,308)	(73,396)
Proceeds from sale of assets			17,427	9,026	8,049
Proceeds (payments) on settlement of forward foreign exchange contracts not designated for hedge accounting	9,076	12,967	17,175	14,720	(6,184)
Acquisitions, net of cash acquired			0	(2,271)	(318)
Net cash used for investing activities	(15,997)	(17,758)	(68,348)	(80,833)	(71,849)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	0	75,000	0	500,000	0
Repayments of long-term debt and capital leases	0	(154,000)	(39,641)	(528,104)	(395,853)
Proceeds from senior revolving credit facility	9,911	9,208	180,000	345,000	265,000
Repayments of senior revolving credit facility	(7,774)	(6,763)	(279,000)	(346,000)	(165,000)
Proceeds from short-term credit facilities			29,154	23,936	24,372
Repayments of short-term credit facilities			(18,219)	(21,114)	(24,000)
Other short-term borrowings, net	(8,288)	3,102	13,475	(12,919)	(10,080)
Debt issuance costs				(4,605)	(2,684)
Change in restricted cash, net			2,967	1,615	1,060
Repurchase of common stock	(193)	0	(2,563)	(4,175)	(5,314)
Excess tax benefits from stock-based compensation			278	1,471	826
Dividend to stockholders	(35,000)	0	(60,000)	(50,000)	(30,003)
Other financing, net	(1,158)	(118)
Net cash used for financing activities	(42,502)	(73,571)	(173,549)	(94,895)	(341,676)
Effect of exchange rate changes on cash and cash equivalents	2,510	(2,219)	(7,661)	(22,288)	(10,387)
Net increase (decrease) in cash and cash equivalents	(6,940)	(47,470)	56,992	20,316	(191,003)
Beginning cash and cash equivalents	375,563	318,571	318,571	298,255	489,258
Ending cash and cash equivalents	368,623	271,101	375,563	318,571	298,255
Noncash Investing Activity:
Purchases of property, plant and equipment not yet paid at end of period	7,103	14,244	19,903	23,958	19,728
Supplemental disclosure of cash flow information:
Cash paid for interest during the period	1,456	1,176	67,052	77,907	110,029
Cash paid for income taxes during the period, net of refunds	$ 11,677	$ 11,164	$ 57,148	$ 61,456	$ 60,525